SunAmerica Asset Management, LLC Harborside Financial Center Jersey City, NJ 07311-4992

201.324.6390 201.324.6364 (fax) Christopher.Tafone@sunamerica.com

Christopher J. Tafone Vice President

May 5, 2016

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust (the “Registrant”)
File Numbers 33-52742 and 811-07238
CIK Number 0000892538

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that:

The form of Statement of Additional Information dated May 1, 2016 with respect to the Class 1 and Class 3 shares of the American Funds® Growth SAST Portfolio, American Funds® Global Growth SAST Portfolio, American Funds® Growth-Income SAST Portfolio, American Funds® Asset Allocation SAST Portfolio and VCPsm Managed Asset Allocation SAST Portfolio (the “SAI”), that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the SAI contained in the most recent amendment to the Registrant’s registration statement. The text of the most recent amendment to the Registrant’s registration statement has been filed electronically.

Please direct any questions to the undersigned at 201.324.6390.

Very truly yours,

/s/ CHRISTOPHER J. TAFONE

Christopher J. Tafone
Vice President